UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2010



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST  1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2010

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1(ST) QUARTER
USAA FLORIDA TAX-FREE INCOME FUND
JUNE 30, 2010

                                                                      (Form N-Q)

48506-0610                                   (C)2010, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

June 30, 2010 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)      Principal and interest payments are insured by one of the following:
           ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., MBIA Insurance Corp., National Public Finance Guarantee Corp., or Radian Asset Assurance, Inc. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from SunTrust Bank.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ABAG       Association of Bay Area Governments
EDA        Economic Development Authority
IDA        Industrial Development Authority/Agency
PRE        Prerefunded to a date prior to maturity

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1  |  USAA FLORIDA TAX-FREE INCOME FUND
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PORTFOLIO OF INVESTMENTS

USAA FLORIDA TAX-FREE INCOME FUND
June 30, 2010 (unaudited)

PRINCIPAL                                                                                     MARKET
AMOUNT                                                        COUPON              FINAL        VALUE
(000)        SECURITY                                           RATE           MATURITY        (000)
----------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (92.2%)

             FLORIDA (78.6%)
   $3,000    Bay County Water Systems (INS) (PRE)               5.70%         9/01/2025     $  3,058
    2,000    Brevard County Health Facilities Auth.             7.00          4/01/2039        2,207
    5,000    Brevard County School Board (INS)                  5.00          7/01/2032        4,960
    1,500    Broward County                                     5.25         10/01/2034        1,564
      610    Broward County Educational Facilities Auth. (INS)  5.75          4/01/2020          616
      645    Broward County Educational Facilities Auth. (INS)  5.75          4/01/2021          651
    2,500    Broward County Educational Facilities Auth. (INS)  5.75          4/01/2021        2,538
      350    Broward County School Board (INS)                  5.25          7/01/2027          369
    5,000    Broward County School Board (INS)                  5.00          7/01/2032        4,928
    2,000    Clearwater                                         5.25         12/01/2039        2,106
    5,675    Department of Children and Family Services         5.00         10/01/2025        5,817
    1,500    Escambia County                                    6.25         11/01/2033        1,558
    4,000    Hialeah Gardens Health Care Facilities
                Auth. (LIQ)                                     5.00          8/15/2037        3,736
    3,500    Highlands County Health Facilities Auth.           5.00         11/15/2031        3,491
    4,880    Highlands County Health Facilities Auth.           5.25         11/15/2036        4,927
      120    Highlands County Health Facilities Auth. (PRE)     5.25         11/15/2036          143
      625    Hillsborough County (INS)                          5.13          3/01/2020          633
    4,000    Hillsborough County IDA                            5.50         10/01/2023        4,083
    5,750    Jacksonville Economic Dev. Commission              5.00         11/15/2036        5,837
    2,470    Jacksonville Health Facilities Auth.               5.25         11/15/2032        2,519
    4,000    Lake County School Board (INS)                     5.00          7/01/2029        4,004
    1,500    Miami (INS)                                        5.00         10/01/2034        1,519
    4,400    Miami-Dade County (INS)                            5.75         10/01/2024        4,490
    1,250    Miami-Dade County                                  5.00         10/01/2034        1,287
    3,000    Miami-Dade County Expressway Auth. (INS)
                (PRE)                                           6.00          7/01/2020        3,030
    3,000    Miami-Dade County School Board (INS)               5.25          2/01/2027        3,176
    8,000    Orange County Health Facilities Auth. (PRE)        5.75         12/01/2027        8,949
    6,255    Orange County Health Facilities Auth.              5.13         11/15/2039        6,056
    3,000    Orange County School Board (INS)                   5.00          8/01/2032        3,012
    2,000    Orange County School Board (INS)                   5.50          8/01/2034        2,134
    3,000    Orlando-Orange County Expressway Auth.             5.00          7/01/2035        3,040
    7,875    Palm Beach County School Board (PRE)               5.88          8/01/2021        7,992
    5,000    Pinellas County Health Facilities Auth. (PRE)      5.50         11/15/2027        5,657
    4,000    Polk County Utility Systems (INS)                  5.00         10/01/2030        4,050
    4,000    Port St. Lucie Utility System (INS)                4.64 (a)      9/01/2032        1,037
    4,000    Port St. Lucie Utility System (INS)                4.65 (a)      9/01/2033          976
    1,000    Sarasota County Public Hospital District           5.63          7/01/2039        1,038
    4,000    Seminole Tribe (b)                                 5.25         10/01/2027        3,599
    5,000    South Miami Health Facilities Auth.                4.63          8/15/2029        4,903
    2,000    St. Johns County IDA (INS) (b)                     5.50          3/01/2017        2,002
    3,000    St. Petersburg Health Facilities Auth.             6.50         11/15/2039        3,317
    3,400    Sumter County (INS)                                5.00          6/01/2036        3,390
    2,200    Tampa Housing Auth.                                4.85          7/01/2036        2,203
    2,250    Univ. of Tampa (INS)                               5.50          4/01/2022        2,285
    1,500    Univ. of Tampa (INS)                               5.50          4/01/2026        1,512

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2  | USAA FLORIDA TAX-FREE INCOME FUND
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
PRINCIPAL                                                                                     MARKET
AMOUNT                                                        COUPON              FINAL        VALUE
(000)        SECURITY                                           RATE           MATURITY        (000)
----------------------------------------------------------------------------------------------------
  $ 2,350    Volusia County School Board (INS)                  5.00%         8/01/2031     $  2,320
    1,000    West Orange Healthcare District                    5.65          2/01/2022        1,012
    1,165    West Palm Beach Community Redevelopment Agency     5.00          3/01/2029        1,137
                                                                                            --------
                                                                                             144,868
                                                                                            --------
             ARKANSAS (1.1%)
    1,000    Dev. Finance Auth. (INS)                           4.97 (a)      7/01/2028          433
    1,165    Dev. Finance Auth. (INS)                           4.98 (a)      7/01/2029          477
    1,150    Dev. Finance Auth. (INS)                           4.99 (a)      7/01/2030          440
    2,500    Dev. Finance Auth. (INS)                           5.03 (a)      7/01/2036          674
                                                                                            --------
                                                                                               2,024
                                                                                            --------
             CONNECTICUT (1.3%)
    5,000    Mashantucket Western Pequot Tribe, acquired
                11/09/2007; cost $4,834  (b),(c),(e)            5.75          9/01/2034        2,362
                                                                                            --------
             DISTRICT OF COLUMBIA (1.1%)
    2,870    Community Academy Public Charter School,
                Inc. (INS)                                      4.88          5/01/2037        2,125
                                                                                            --------
             GEORGIA (0.6%)
    1,000    Fayette County School District, 4.95%,
                9/01/2010 (INS)                                 4.95 (d)      3/01/2025        1,028
                                                                                            --------
             ILLINOIS (0.9%)
    1,880    Village of Montgomery Kane and Kendall
                Counties (INS)                                  4.70          3/01/2030        1,614
                                                                                            --------
             MASSACHUSETTS (1.0%)
    2,000    Dev. Finance Agency (INS)                          5.00          3/01/2036        1,800
                                                                                            --------
             MICHIGAN (1.7%)
   10,000    Building Auth. (INS)                               5.01 (a)     10/15/2030        3,051
                                                                                            --------
             MISSISSIPPI (1.5%)
    3,000    Hospital Equipment and Facilities Auth.            5.25         12/01/2026        2,800
                                                                                            --------
             NORTH CAROLINA (0.8%)
    1,500    Municipal Power Agency                             5.00          1/01/2030        1,542
                                                                                            --------
             NORTH DAKOTA (0.9%)
    1,685    Williams County                                    5.00         11/01/2026        1,681
                                                                                            --------
             SOUTH CAROLINA (0.9%)
    1,655    Jobs EDA                                           5.63         11/15/2030        1,658
                                                                                            --------
             TENNESSEE (0.9%)
    4,155    Knox County Health, Educational and Housing
                Facilities Board                                5.02 (a)      1/01/2036          884
    4,000    Knox County Health, Educational and Housing
                Facilities Board                                5.03 (a)      1/01/2037          797
                                                                                            --------
                                                                                               1,681
                                                                                            --------
             TEXAS (0.9%)
    2,000    Tarrant County Cultural Education Facilities
                Finance Corp.                                   5.13          5/15/2037        1,697
                                                                                            --------

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3  | USAA FLORIDA TAX-FREE INCOME FUND
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
PRINCIPAL                                                                                     MARKET
AMOUNT                                                        COUPON              FINAL        VALUE
(000)        SECURITY                                           RATE           MATURITY        (000)
----------------------------------------------------------------------------------------------------
             Total Fixed-Rate Instruments (cost: $173,183)                                   169,931
                                                                                            --------
             PUT BONDS (3.6%)

             FLORIDA (3.6%)
   $2,375    Miami-Dade County IDA                              4.00%        10/01/2018     $  2,395
    4,000    Putnam County Dev. Auth. (INS)                     5.35          3/15/2042        4,351
                                                                                            --------
                                                                                               6,746
                                                                                            --------
             Total Put Bonds (cost: $6,375)                                                    6,746
                                                                                            --------
             VARIABLE-RATE DEMAND NOTES (3.0%)

             ALASKA (0.6%)
    1,000    Valdez Marine Terminal                             4.50          7/01/2037        1,000
                                                                                            --------
             CALIFORNIA (0.7%)
    1,300    ABAG Finance Auth. for Nonprofit Corps.
                (LOC - Allied Irish Banks plc)                  3.60          9/01/2037        1,300
                                                                                            --------
             FLORIDA (1.7%)
    3,190    City of Tampa Educational Facilities
                (LOC - Regions Bank)                            1.75         10/01/2022        3,190
                                                                                            --------
             Total Variable-Rate Demand Notes (cost: $5,490)                                   5,490
                                                                                            --------

             TOTAL INVESTMENTS (COST: $185,048)                                             $182,167
                                                                                            ========

($ IN 000s)                                         VALUATION HIERARCHY
                                                    -------------------

                                         (LEVEL 1)
                                       QUOTED PRICES     (LEVEL 2)
                                         IN ACTIVE         OTHER         (LEVEL 3)
                                          MARKETS       SIGNIFICANT     SIGNIFICANT
                                       FOR IDENTICAL    OBSERVABLE     UNOBSERVABLE
ASSETS                                    ASSETS          INPUTS          INPUTS             TOTAL
--------------------------------------------------------------------------------------------------
   FIXED-RATE INSTRUMENTS              $          --    $   169,931    $         --       $169,931
   PUT BONDS                                      --          6,746              --          6,746
   VARIABLE-RATE DEMAND NOTES                     --          5,490              --          5,490
--------------------------------------------------------------------------------------------------
Total                                  $          --    $   182,167    $         --       $182,167
--------------------------------------------------------------------------------------------------

For the period ended June 30, 2010, there were no significant transfers of securities between levels 1, 2, or 3. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS  |  4

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NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Florida Tax-Free Income Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value. This includes variable rate demand notes with rate-reset dates of 60 days or less.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

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5  | USAA FLORIDA TAX-FREE INCOME FUND

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B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. The Fund uses amortized cost in valuing variable rate demand notes and a market approach in valuing all other level 2 securities, which is further discussed in Note A1. Additionally the portfolio of investments includes quantitative input information, such as coupon rates, maturity dates, and credit enhancements.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2010, were $4,517,000 and $7,389,000, respectively, resulting in net unrealized depreciation of $2,881,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $184,331,000 at June 30, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

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                                         NOTES TO PORTFOLIO OF INVESTMENTS  |  6

================================================================================

(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at June 30, 2010, was $2,362,000, which represented 1.3% of the Fund's net assets.

(d) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

(e) Currently the issuer is in default with respect to interest and/or principal payments.

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7  | USAA FLORIDA TAX-FREE INCOME FUND



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    08/25/2010
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/25/2010
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/25/2010
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.